Portfolio of Investments – as of September 30, 2023 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.3%
4,936	Boeing Co.(a)(b)	$946,132
2,985	Lockheed Martin Corp.(a)	1,220,746
16,582	RTX Corp.(a)	1,193,407
		3,360,285
	Air Freight & Logistics — 0.4%
3,910	C.H. Robinson Worldwide, Inc.(a)	336,768
5,682	Expeditors International of Washington, Inc.(a)	651,328
1,830	GXO Logistics, Inc.(a)(b)	107,329
		1,095,425
	Automobile Components — 0.2%
4,912	Adient PLC(a)(b)	180,270
3,861	Gentex Corp.(a)	125,637
1,060	Lear Corp.(a)	142,252
1,844	Magna International, Inc.(a)	98,857
		547,016
	Automobiles — 2.2%
43,957	Ford Motor Co.(a)	545,946
19,634	Tesla, Inc.(a)(b)	4,912,819
		5,458,765
	Banks — 3.0%
58,735	Bank of America Corp.(a)	1,608,164
16,981	Citigroup, Inc.(a)	698,429
4,668	East West Bancorp, Inc.(a)	246,050
27,889	Fifth Third Bancorp(a)	706,429
8,108	First Horizon Corp.(a)	89,350
20,244	JPMorgan Chase & Co.(a)	2,935,785
31,114	Wells Fargo & Co.(a)	1,271,318
		7,555,525
	Beverages — 1.6%
7,712	Brown-Forman Corp., Class B(a)	444,905
21,064	Keurig Dr Pepper, Inc.(a)	664,990
17,149	PepsiCo, Inc.(a)	2,905,727
		4,015,622
	Biotechnology — 2.1%
13,151	AbbVie, Inc.(a)	1,960,288
1,068	Alnylam Pharmaceuticals, Inc.(a)(b)	189,143
4,268	Amgen, Inc.(a)	1,147,068
1,663	Biogen, Inc.(a)(b)	427,408
2,689	BioMarin Pharmaceutical, Inc.(a)(b)	237,923
3,145	Moderna, Inc.(a)(b)	324,847
934	Seagen, Inc.(a)(b)	198,148
2,321	Vertex Pharmaceuticals, Inc.(a)(b)	807,104
		5,291,929
	Broadline Retail — 3.3%
64,269	Amazon.com, Inc.(a)(b)	8,169,875
71	MercadoLibre, Inc.(a)(b)	90,020
		8,259,895
	Building Products — 0.2%
5,236	Fortune Brands Innovations, Inc.(a)	325,470
726	Lennox International, Inc.(a)	271,843
		597,313
	Capital Markets — 2.5%
16,593	Bank of New York Mellon Corp.(a)	707,691
2,034	BlackRock, Inc.(a)	1,314,961
7,892	Blackstone, Inc.(a)	845,549
1,026	FactSet Research Systems, Inc.(a)	448,629
6,777	KKR & Co., Inc.(a)	417,463
748	LPL Financial Holdings, Inc.(a)	177,762
Shares	Description	Value (†)
	Capital Markets — continued
15,143	Morgan Stanley(a)	$1,236,729
1,440	MSCI, Inc.(a)	738,835
4,371	Raymond James Financial, Inc.(a)	438,980
		6,326,599
	Chemicals — 1.5%
2,504	Air Products & Chemicals, Inc.(a)	709,634
1,655	Ashland, Inc.(a)	135,180
8,617	Huntsman Corp.(a)	210,255
4,444	Linde PLC(a)	1,654,723
3,004	Nutrien Ltd.(a)	185,527
4,354	PPG Industries, Inc.(a)	565,149
3,228	RPM International, Inc.(a)	306,047
		3,766,515
	Commercial Services & Supplies — 0.6%
4,847	Waste Connections, Inc.(a)	650,952
6,238	Waste Management, Inc.(a)	950,921
		1,601,873
	Communications Equipment — 0.9%
4,531	Ciena Corp.(a)(b)	214,135
38,783	Cisco Systems, Inc.(a)	2,084,974
		2,299,109
	Construction Materials — 0.4%
2,559	Martin Marietta Materials, Inc.(a)	1,050,418
	Consumer Finance — 0.3%
7,234	Ally Financial, Inc.(a)	193,003
18,757	Synchrony Financial(a)	573,402
		766,405
	Consumer Staples Distribution & Retail — 2.0%
3,546	Costco Wholesale Corp.(a)	2,003,348
8,111	Sysco Corp.(a)	535,732
5,188	Target Corp.(a)	573,637
11,527	Walmart, Inc.(a)	1,843,513
		4,956,230
	Containers & Packaging — 0.3%
3,033	Crown Holdings, Inc.(a)	268,360
13,236	WestRock Co.(a)	473,849
		742,209
	Distributors — 0.3%
4,678	Genuine Parts Co.(a)	675,410
	Diversified Consumer Services — 0.1%
3,378	Service Corp. International(a)	193,019
	Diversified REITs — 0.0%
2,146	W.P. Carey, Inc.(a)	116,056
	Diversified Telecommunication Services — 0.5%
90,407	AT&T, Inc.(a)	1,357,913
	Electric Utilities — 1.7%
20,127	Alliant Energy Corp.(a)	975,153
22,000	American Electric Power Co., Inc.(a)	1,654,840
21,514	NextEra Energy, Inc.(a)	1,232,537
11,620	OGE Energy Corp.(a)	387,295
		4,249,825
	Electrical Equipment — 0.6%
1,757	Acuity Brands, Inc.(a)	299,235
9,763	Emerson Electric Co.(a)	942,813
905	Hubbell, Inc.(a)	283,636
2,698	Sensata Technologies Holding PLC(a)	102,038
		1,627,722
	Electronic Equipment, Instruments & Components — 0.5%
1,888	Arrow Electronics, Inc.(a)(b)	236,453

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
724	Avnet, Inc.(a)	$34,890
3,542	CDW Corp.(a)	714,634
7,429	Flex Ltd.(a)(b)	200,434
		1,186,411
	Energy Equipment & Services — 0.4%
19,602	Halliburton Co.(a)	793,881
6,142	NOV, Inc.(a)	128,368
		922,249
	Entertainment — 1.1%
475	Madison Square Garden Sports Corp.(a)	83,743
3,225	Netflix, Inc.(a)(b)	1,217,760
15,821	Walt Disney Co.(a)(b)	1,282,292
20,184	Warner Bros. Discovery, Inc.(a)(b)	219,198
		2,802,993
	Financial Services — 4.6%
14,543	Berkshire Hathaway, Inc., Class B(a)(b)	5,094,413
8,059	Mastercard, Inc., Class A(a)	3,190,639
14,152	Visa, Inc., Class A(a)	3,255,101
		11,540,153
	Food Products — 0.7%
14,518	Hormel Foods Corp.(a)	552,120
2,045	Ingredion, Inc.(a)	201,228
15,454	Kellogg Co.(a)	919,667
2,313	Post Holdings, Inc.(a)(b)	198,317
		1,871,332
	Gas Utilities — 0.0%
3,730	UGI Corp.(a)	85,790
	Ground Transportation — 0.8%
3,153	Canadian Pacific Kansas City Ltd.(a)	234,615
1,379	Old Dominion Freight Line, Inc.(a)	564,204
5,487	Union Pacific Corp.(a)	1,117,318
492	XPO, Inc.(a)(b)	36,732
		1,952,869
	Health Care Equipment & Supplies — 2.3%
17,058	Abbott Laboratories(a)	1,652,067
4,403	Alcon, Inc.(a)	339,295
946	Align Technology, Inc.(a)(b)	288,833
2,065	Cooper Cos., Inc.(a)	656,691
4,219	Dexcom, Inc.(a)(b)	393,633
1,333	IDEXX Laboratories, Inc.(a)(b)	582,881
14,229	Medtronic PLC(a)	1,114,984
3,269	ResMed, Inc.(a)	483,387
1,252	Teleflex, Inc.(a)	245,905
		5,757,676
	Health Care Providers & Services — 2.7%
6,890	Centene Corp.(a)(b)	474,583
2,951	Cigna Group(a)	844,193
2,278	DaVita, Inc.(a)(b)	215,339
2,331	Elevance Health, Inc.(a)	1,014,964
1,935	Laboratory Corp. of America Holdings(a)	389,032
1,242	Molina Healthcare, Inc.(a)(b)	407,239
6,893	UnitedHealth Group, Inc.(a)	3,475,382
		6,820,732
	Health Care REITs — 0.0%
2,686	Medical Properties Trust, Inc.(a)	14,639
	Health Care Technology — 0.1%
1,165	Veeva Systems, Inc., Class A(a)(b)	237,019
	Hotel & Resort REITs — 0.0%
2,742	Park Hotels & Resorts, Inc.(a)	33,781
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 2.0%
343	Booking Holdings, Inc.(a)(b)	$1,057,795
1,238	Hilton Grand Vacations, Inc.(a)(b)	50,387
4,294	Hilton Worldwide Holdings, Inc.(a)	644,873
6,165	McDonald's Corp.(a)	1,624,107
5,230	MGM Resorts International(a)	192,255
4,424	Restaurant Brands International, Inc.(a)	294,727
11,563	Starbucks Corp.(a)	1,055,355
905	Trip.com Group Ltd., ADR(a)(b)	31,648
479	Vail Resorts, Inc.(a)	106,285
		5,057,432
	Household Durables — 0.4%
6,955	PulteGroup, Inc.(a)	515,018
5,780	Toll Brothers, Inc.(a)	427,489
		942,507
	Household Products — 1.4%
3,636	Clorox Co.(a)	476,534
21,466	Procter & Gamble Co.(a)	3,131,031
		3,607,565
	Industrial Conglomerates — 0.9%
10,343	3M Co.(a)	968,311
11,236	General Electric Co.(a)	1,242,140
		2,210,451
	Industrial REITs — 0.4%
10,052	Prologis, Inc.(a)	1,127,935
	Insurance — 2.0%
7,965	Arch Capital Group Ltd.(a)(b)	634,890
3,809	Cincinnati Financial Corp.(a)	389,623
15,267	Hartford Financial Services Group, Inc.(a)	1,082,583
20,270	Manulife Financial Corp.(a)	370,536
325	Markel Group, Inc.(a)(b)	478,559
9,288	Prudential Financial, Inc.(a)	881,338
911	RenaissanceRe Holdings Ltd.(a)	180,305
9,046	W.R. Berkley Corp.(a)	574,331
2,337	Willis Towers Watson PLC(a)	488,339
		5,080,504
	Interactive Media & Services — 5.9%
24,721	Alphabet, Inc., Class A(a)(b)	3,234,990
53,201	Alphabet, Inc., Class C(a)(b)	7,014,552
15,464	Meta Platforms, Inc., Class A(a)(b)	4,642,447
		14,891,989
	IT Services — 1.0%
5,571	Accenture PLC, Class A(a)	1,710,910
820	EPAM Systems, Inc.(a)(b)	209,666
2,533	VeriSign, Inc.(a)(b)	513,008
		2,433,584
	Leisure Products — 0.0%
590	Brunswick Corp.(a)	46,610
515	Polaris, Inc.(a)	53,632
		100,242
	Life Sciences Tools & Services — 1.4%
9,551	Avantor, Inc.(a)(b)	201,335
746	Bio-Rad Laboratories, Inc., Class A(a)(b)	267,404
1,206	ICON PLC, ADR(a)(b)	296,977
3,338	Revvity, Inc.(a)	369,517
3,867	Thermo Fisher Scientific, Inc.(a)	1,957,359
1,833	Waters Corp.(a)(b)	502,627
		3,595,219
	Machinery — 1.8%
471	AGCO Corp.(a)	55,710
4,414	Caterpillar, Inc.(a)	1,205,022

Shares	Description	Value (†)
	Machinery — continued
2,776	Cummins, Inc.(a)	$634,205
2,621	Deere & Co.(a)	989,113
2,776	IDEX Corp.(a)	577,463
12,435	Otis Worldwide Corp.(a)	998,655
		4,460,168
	Media — 0.6%
34,400	Comcast Corp., Class A(a)	1,525,296
1,274	Liberty Broadband Corp., Class C(a)(b)	116,342
		1,641,638
	Metals & Mining — 0.4%
6,051	Alcoa Corp.(a)	175,842
4,852	Barrick Gold Corp.(a)	70,597
1,961	Rio Tinto PLC, ADR(a)	124,798
2,052	Southern Copper Corp.(a)	154,495
2,587	Steel Dynamics, Inc.(a)	277,378
9,883	Vale SA, ADR(a)	132,432
		935,542
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
7,880	Annaly Capital Management, Inc.(a)	148,223
	Multi-Utilities — 0.8%
14,722	Ameren Corp.(a)	1,101,647
15,812	CMS Energy Corp.(a)	839,776
		1,941,423
	Office REITs — 0.0%
1,073	Kilroy Realty Corp.(a)	33,918
	Oil, Gas & Consumable Fuels — 4.3%
1,928	Canadian Natural Resources Ltd.(a)	124,684
3,377	Cenovus Energy, Inc.(a)	70,309
894	Cheniere Energy, Inc.(a)	148,368
14,077	Chevron Corp.(a)	2,373,664
10,340	ConocoPhillips(a)	1,238,732
9,900	Devon Energy Corp.(a)	472,230
6,043	Enbridge, Inc.(a)	200,567
33,102	Exxon Mobil Corp.(a)	3,892,133
2,451	HF Sinclair Corp.(a)	139,535
9,179	Occidental Petroleum Corp.(a)	595,533
2,073	Ovintiv, Inc.(a)	98,613
2,474	Pioneer Natural Resources Co.(a)	567,907
7,564	Suncor Energy, Inc.(a)	260,050
6,468	Targa Resources Corp.(a)	554,437
1,014	TC Energy Corp.(a)	34,892
		10,771,654
	Passenger Airlines — 0.2%
17,239	Delta Air Lines, Inc.(a)	637,843
	Personal Care Products — 0.0%
2,246	BellRing Brands, Inc.(a)(b)	92,603
	Pharmaceuticals — 4.4%
17,704	Bristol-Myers Squibb Co.(a)	1,027,540
5,803	Eli Lilly & Co.(a)	3,116,965
331	Jazz Pharmaceuticals PLC(a)(b)	42,845
20,885	Johnson & Johnson(a)	3,252,839
20,798	Merck & Co., Inc.(a)	2,141,154
42,241	Pfizer, Inc.(a)	1,401,134
1,500	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	15,300
		10,997,777
	Professional Services — 0.8%
3,503	Booz Allen Hamilton Holding Corp.(a)	382,773
5,031	Leidos Holdings, Inc.(a)	463,657
3,470	ManpowerGroup, Inc.(a)	254,420
Shares	Description	Value (†)
	Professional Services — continued
3,824	TransUnion(a)	$274,525
2,855	Verisk Analytics, Inc.(a)	674,465
		2,049,840
	Real Estate Management & Development — 0.2%
5,870	CoStar Group, Inc.(a)(b)	451,344
591	Jones Lang LaSalle, Inc.(a)(b)	83,438
		534,782
	Residential REITs — 0.7%
3,564	American Homes 4 Rent, Class A(a)	120,071
1,382	Essex Property Trust, Inc.(a)	293,108
13,903	Invitation Homes, Inc.(a)	440,586
6,430	Mid-America Apartment Communities, Inc.(a)	827,220
1,172	Sun Communities, Inc.(a)	138,695
		1,819,680
	Retail REITs — 0.4%
9,368	NNN REIT, Inc.(a)	331,065
13,547	Realty Income Corp.(a)	676,537
		1,007,602
	Semiconductors & Semiconductor Equipment — 7.3%
13,377	Advanced Micro Devices, Inc.(a)(b)	1,375,423
6,263	Analog Devices, Inc.(a)	1,096,589
9,494	Applied Materials, Inc.(a)	1,314,444
3,156	Broadcom, Inc.(a)	2,621,310
1,550	Enphase Energy, Inc.(a)(b)	186,233
17,527	NVIDIA Corp.(a)	7,624,070
5,891	ON Semiconductor Corp.(a)(b)	547,568
11,001	QUALCOMM, Inc.(a)	1,221,771
5,983	Teradyne, Inc.(a)	601,052
11,169	Texas Instruments, Inc.(a)	1,775,983
		18,364,443
	Software — 10.4%
3,404	Adobe, Inc.(a)(b)	1,735,700
1,463	ANSYS, Inc.(a)(b)	435,316
1,268	Check Point Software Technologies Ltd.(a)(b)	168,999
8,851	Fortinet, Inc.(a)(b)	519,377
2,574	Intuit, Inc.(a)	1,315,159
52,294	Microsoft Corp.(a)	16,511,830
13,632	Oracle Corp.(a)	1,443,901
2,749	Palo Alto Networks, Inc.(a)(b)	644,476
8,037	Salesforce, Inc.(a)(b)	1,629,743
1,989	ServiceNow, Inc.(a)(b)	1,111,771
1,462	VMware, Inc., Class A(a)(b)	243,394
1,002	Workday, Inc., Class A(a)(b)	215,280
2,608	Zoom Video Communications, Inc., Class A(a)(b)	182,403
		26,157,349
	Specialized REITs — 0.6%
3,036	Extra Space Storage, Inc.(a)	369,117
4,882	Gaming & Leisure Properties, Inc.(a)	222,375
1,983	SBA Communications Corp.(a)	396,937
17,848	VICI Properties, Inc.(a)	519,377
		1,507,806
	Specialty Retail — 1.8%
346	Burlington Stores, Inc.(a)(b)	46,814
933	Dick's Sporting Goods, Inc.(a)	101,305
5,211	Gap, Inc.(a)	55,393
7,494	Home Depot, Inc.(a)	2,264,387
6,284	Lowe's Cos., Inc.(a)	1,306,066
869	Ulta Beauty, Inc.(a)(b)	347,122

Shares	Description	Value (†)
	Specialty Retail — continued
6,132	Valvoline, Inc.(a)	$197,696
749	Williams-Sonoma, Inc.(a)	116,395
		4,435,178
	Technology Hardware, Storage & Peripherals — 7.1%
103,146	Apple, Inc.(a)	17,659,626
4,463	Dell Technologies, Inc., Class C(a)	307,501
		17,967,127
	Textiles, Apparel & Luxury Goods — 0.5%
579	Carter's, Inc.(a)	40,038
157	Lululemon Athletica, Inc.(a)(b)	60,541
11,977	NIKE, Inc., Class B(a)	1,145,240
2,457	Skechers USA, Inc., Class A(a)(b)	120,270
		1,366,089
	Tobacco — 0.8%
6,771	British American Tobacco PLC, ADR(a)	212,677
18,933	Philip Morris International, Inc.(a)	1,752,817
		1,965,494
	Wireless Telecommunication Services — 0.1%
6,515	America Movil SAB de CV, ADR(a)	112,840
17,255	Vodafone Group PLC, ADR(a)	163,577
		276,417
	Total Common Stocks (Identified Cost $201,248,049)	247,296,746

Principal Amount	Description	Value (†)
Short-Term Investments — 2.4%
$6,107,419	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $6,108,691 on 10/02/2023 collateralized by $6,863,400 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $6,229,620 including accrued interest(c) (Identified Cost $6,107,419)	$6,107,419
	Total Investments — 100.3% (Identified Cost $207,355,468)	253,404,165
	Other assets less liabilities — (0.3)%	(800,478)
	Net Assets — 100.0%	$252,603,687

Written Options — (0.6%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.6%)
S&P 500® Index, Call(d)	10/20/2023	4,400	(65)	$(27,872,325)	$(682,134)	$(125,450)
S&P 500® Index, Call(d)	10/20/2023	4,550	(64)	(27,443,520)	(269,546)	(6,560)
S&P 500® Index, Call(d)	10/20/2023	4,650	(65)	(27,872,325)	(580,244)	(1,138)
S&P 500® Index, Call(d)	10/31/2023	4,350	(61)	(26,157,105)	(399,092)	(323,605)
S&P 500® Index, Call(d)	10/31/2023	4,400	(62)	(26,585,910)	(437,565)	(201,810)
S&P 500® Index, Call(d)	10/31/2023	4,460	(64)	(27,443,520)	(524,470)	(100,160)
S&P 500® Index, Call(d)	11/17/2023	4,400	(63)	(27,014,715)	(514,522)	(326,970)
S&P 500® Index, Call(d)	11/17/2023	4,500	(66)	(28,301,130)	(579,975)	(138,270)
S&P 500® Index, Call(d)	11/30/2023	4,400	(62)	(26,585,910)	(460,430)	(401,140)
Total					$(4,447,978)	$(1,625,103)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a
Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$247,296,746	$—	$—	$247,296,746
Short-Term Investments	—	6,107,419	—	6,107,419
Total Investments	$247,296,746	$6,107,419	$—	$253,404,165

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,625,103)	$—	$—	$(1,625,103)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include written index call options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2023, written index call options were used in accordance with this objective.
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,625,103)

Industry Summary at September 30, 2023 (Unaudited)
Software	10.4%
Semiconductors & Semiconductor Equipment	7.3
Technology Hardware, Storage & Peripherals	7.1
Interactive Media & Services	5.9
Financial Services	4.6
Pharmaceuticals	4.4
Oil, Gas & Consumable Fuels	4.3
Broadline Retail	3.3
Banks	3.0
Health Care Providers & Services	2.7
Capital Markets	2.5
Health Care Equipment & Supplies	2.3
Automobiles	2.2
Biotechnology	2.1
Insurance	2.0
Hotels, Restaurants & Leisure	2.0
Consumer Staples Distribution & Retail	2.0
Other Investments, less than 2% each	29.8
Short-Term Investments	2.4
Total Investments	100.3
Other assets less liabilities (including open written options)	(0.3)
Net Assets	100.0%